Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows used in operating activities:
Net loss	$ (15,380)	$ (24,790)	$ (45,522)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	154	370	728
Share-based compensation	1,081	1,781	3,001
Amortization of premium and discount on marketable securities, net		129	129
Net gain on lease terminations	(2,577)
Impairment of long-lived assets		2,637	6,145
Other non-cash items		14	14
Changes in operating assets and liabilities:
Prepaid expenses and other current assets, and other assets	105	(571)	228
Prepaid research and development	578	(66)	391
Non-refundable sublicense and transition services payments received	2,500	1,515	4,015
Right of use assets and operating lease liabilities	(7,332)	(215)	(464)
Accounts payable	(211)	1,653	1,880
Accrued expenses and other current liabilities	(1,086)	(2,634)	(2,054)
Net cash provided by (used in) operating activities	(22,168)	(20,177)	(31,509)
Cash flows provided by (used in) investing activities:
Sales or maturities of marketable securities		39,046	39,046
Sales of property and equipment and other assets	20	1,170	1,170
Net cash provided by (used in) investing activities	20	40,216	40,216
Cash flows provided by (used in) financing activities:
Proceeds from the issuance of common stock under employee stock purchase plan		14	23
Net cash provided by (used in) financing activities		14	23
Net increase (decrease) in cash and cash equivalents	(22,148)	20,053	8,730
Cash and cash equivalents at beginning	46,303	37,573	37,573
Cash and cash equivalents at end	$ 24,155	57,626	46,303
Supplemental disclosure of non-cash activities:
Unrealized gain (loss) on marketable securities		$ (8)	$ (8)